COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS

LEGAL PROCEEDINGS

There are no pending legal proceedings against the Company that are expected to have a material adverse effect on its cash flows, financial condition or results of operations.

EMPLOYMENT AGREEMENTS

Agreement with Mark Scott

On May 10, 2010, the Board of Directors approved the appointment of Mr. Scott as Chief Financial Officer based on the (i) cash compensation of $8,000 per month; (ii) bonus cash compensation; shall be at the discretion of the senior executive and the board of directors; (iii) benefits after the closing of funding at discretion of Mr. Scott and equivalent to other employees in the company; and (iv) 1,000,000 shares of restricted common stock to be granted upon signing at the closing bid price of $.02 per share on May 7, 2010.

Agreement with James Gingo

On June 8, 2010, the Company entered into an Employment Agreement (“Gingo Agreement”) with Mr. James Gingo, Founder and President of TransTech. The Gingo Agreement has a three year term beginning on June 8, 2010 at the annual base salary of $200,000 per year. The Gingo Agreement provides for participation in the Company’s benefit programs available to other employees (including group insurance arrangements). Also under the Gingo Agreement, Mr. Gingo is eligible for discretionary performance bonuses based upon performance criteria to be determined by the Company’s Compensation Committee based on criteria under development up to 50% of his annual salary. If Mr. Gingo’s employment is terminated without Cause (as defined in the Gingo Agreement), Mr. Gingo will be entitled to a payment equal to one year’s annual base salary paid over the next year.

LEASES

The Company is obligated under various non-cancelable operating leases for their various facilities and certain equipment.

The Company’s executive office is located at 500 Union Street, Suite 406, Seattle, Washington, USA, 98101. On January 1, 2011, the Company entered into a lease with a party affiliated with the Chairman of the Board of the Company. We pay $799 per month. The lease is cancellable with ten days notice.

TransTech leases a total of approximately 9,750 square feet of office and warehouse space for its administrative offices, product inventory and shipping operations, at a monthly rental of $4,292. The lease was extended from March 2011 for an additional five year term at a monthly rental of $4,721. There are two additional five year renewals with a set accelerating increase of 10% per 5 year term.  TransTech also leases additional 500 square feet of off-site space at $250 per month from a related party.

The aggregate future minimum lease payments under operating leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended December 31,	Total
2012	$57,012
2013	57,012
2014	57,012
2015	57,012
2016	60,962
Beyond	0
Total	$289,010

LEGAL PROCEEDINGS

There are no pending legal proceedings against the Company that are expected to have a material adverse effect on its cash flows, financial condition or results of operations.

EMPLOYMENT AGREEMENTS

Agreement with Mark Scott

On May 10, 2010, the Board of Directors approved the appointment of Mr. Scott as Chief Financial Officer based on the (i) cash compensation of $8,000 per month; (ii) bonus cash compensation; shall be at the discretion of the senior executive and the board of directors; (iii) benefits after the closing of funding at discretion of Mr. Scott and equivalent to other employees in the company; and (iv) 1,000,000 shares of restricted common stock to be granted upon signing at the closing bid price of $.02 per share on May 7, 2010.

Agreement with James Gingo

On June 8, 2010, the Company entered into an Employment Agreement (“Gingo Agreement”) with Mr. James Gingo, Founder and President of TransTech. The Gingo Agreement has a three year term beginning on June 8, 2010 at the annual base salary of $200,000 per year. The Gingo Agreement provides for participation in the Company’s benefit programs available to other employees (including group insurance arrangements). Also under the Gingo Agreement, Mr. Gingo is eligible for discretionary performance bonuses based upon performance criteria to be determined by the Company’s Compensation Committee based on criteria under development up to 50% of his annual salary. If Mr. Gingo’s employment is terminated without Cause (as defined in the Gingo Agreement), Mr. Gingo will be entitled to a payment equal to one year’s annual base salary paid over the next year.

LEASES

The Company is obligated under various non-cancelable operating leases for their various facilities and certain equipment.

The Company’s executive office is located at 500 Union Street, Suite 406, Seattle, Washington, USA, 98101. On January 1, 2011, the Company entered into a lease with a party affiliated with the Chairman of the Board of the Company. We pay $799 per month. The lease is cancellable with ten days notice.

TransTech leases a total of approximately 9,750 square feet of office and warehouse space for its administrative offices, product inventory and shipping operations, at a monthly rental of $4,292. The lease was extended from March 2011 for an additional five year term at a monthly rental of $4,721. There are two additional five year renewals with a set accelerating increase of 10% per 5 year term.  TransTech also leases additional 500 square feet of off-site space at $250 per month from a related party.

The aggregate future minimum lease payments under operating leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended September 30,	Total
2012	$57,012
2013	57,012
2014	57,012
2015	57,012
2016	59,777
Beyond	0
Total	$287,825